Description of the Business (Detail) - CAD ($) $ in Millions					1 Months Ended		12 Months Ended
	Jun. 20, 2019	May 01, 2019	Dec. 20, 2018	Oct. 13, 2016	Jun. 30, 2018	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage							100.00%	100.00%
Hydro One Remote Communities [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Electrical distribution, increased base rate		1.80%
Hydro One Sault Ste. Marie LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Deferred rebasing period				10 years
Revenue cap escalator	1.10%
2015 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						$ 39
2016 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						36
2017 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						37
2018 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement						38
2018 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Electrical transmission revenue index rate		1.40%
Distribution revenue requirement					$ 1,459
2019 Approved Revenue Requirement [Member] | B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transmission revenue requirement			$ 33			$ 37
2019 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					1,498
2020 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					1,532
2021 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					1,578
2022 Approved Revenue Requirement [Member] | Hydro One Networks [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distribution revenue requirement					$ 1,624
Province
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership, percentage							47.30%	47.40%
B2M Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party							66.00%
Niagara Reinforcement Limited Partnership [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ownership interest in related party							75.00%